SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20. SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to June 30, 2016, through the date of issuance of this consolidated financial statements. Based on this evaluation, other than as recorded or disclosed within these consolidated financial statements and related notes, the Company has determined none of these events were required to be recognized or disclosed.